T. ROWE PRICE Virginia Tax-Free Bond Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 98.8%
DISTRICT OF COLUMBIA  12.1%
Metropolitan Washington Airports Auth., 5.00%, 10/1/36 (1) 3,380 3,461
Metropolitan Washington Airports Auth., 5.00%, 10/1/37 (1) 3,100 3,167
Metropolitan Washington Airports Auth., 5.00%, 10/1/42 (1) 10,000 10,098
Metropolitan Washington Airports Auth., Series 2016A, 5.00%,
10/1/35 (1) 1,600 1,617
Metropolitan Washington Airports Auth., Series 2021A, 4.00%,
10/1/38 (1) 3,960 3,970
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/39 (1) 5,445 5,428
Metropolitan Washington Airports Auth., Series A, 4.00%,
10/1/41 (1) 1,415 1,369
Metropolitan Washington Airports Auth., Series A, 4.50%,
10/1/53 (1) 1,500 1,463
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 2,010 2,048
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/34 (1) 2,870 3,091
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/35 (1) 2,000 2,172
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/43 (1) 6,000 6,097
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/44 (1) 1,930 1,966
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/46 (1) 10,940 11,200
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/42 (1) 5,115 5,454
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/43 (1) 4,630 4,900
Metropolitan Washington Airports Auth., Series A, 5.25%,
10/1/53 (1) 6,000 6,209
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/44 (1) 3,300 3,624
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/45 (1) 3,530 3,859
Metropolitan Washington Airports Auth., Series A, 5.50%,
10/1/54 (1) 7,400 7,804
Metropolitan Washington Airports Auth., Series B, 4.00%,
10/1/38  1,565 1,591
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 3.00%, 10/1/53 (2) 4,010 2,839

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 4.00%, 10/1/52 (2) 7,160 6,366
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/35  1,000 1,052
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/36  1,000 1,048
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/38  2,000 2,084
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/39  4,250 4,419
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series A, 5.00%, 10/1/44  18,000 18,417
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 3.00%, 10/1/50 (2) 3,385 2,459
Metropolitan Washington Airports Auth., Dulles Toll Road,
Series B, 6.50%, 10/1/44  2,375 2,534
Metropolitan Washington Airports Auth., Dulles Toll Road,
Senior Lien, Series B, Zero Coupon, 10/1/33 (2) 200 154
Washington Metropolitan Area Transit Auth., 5.00%, 7/1/43  3,655 3,710
Washington Metropolitan Area Transit Auth., Series B, 5.00%,
7/1/42  4,000 4,068
Washington Metropolitan Area Transit Auth., Second Lien,
Series A, 5.25%, 7/15/50  1,450 1,539
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Series A, 5.50%, 7/15/51  5,550 5,935
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 4.375%, 7/15/59  3,150 3,048
Washington Metropolitan Area Transit Auth., Sustainability
Bonds, Second Lien, Series A, 5.25%, 7/15/59  1,450 1,529
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.00%, 7/15/43  6,705 7,142
Washington Metropolitan Area Transit Auth., Sustainability
Financed Bonds, 5.25%, 7/15/53  6,700 7,025
165,956
PUERTO RICO  5.4%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (3) 5,694 3,644
Puerto Rico Commonwealth, GO, VR, 11/1/51 (3) 4,535 2,959
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Series A,
5.00%, 7/1/35 (4) 2,545 2,634
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  1,676 1,207
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/33  3,145 3,141
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/35  2,151 2,134

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
4.00%, 7/1/37  2,378 2,284
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  2,263 2,314
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  2,888 3,065
Puerto Rico Electric Power Auth., Series A, 5.05%, 7/1/42 (5)(6) 30 20
Puerto Rico Electric Power Auth., Series A, 6.75%, 7/1/36 (5)(6) 2,775 1,845
Puerto Rico Electric Power Auth., Series A, 7.25%, 7/1/30 (5)(6) 1,430 951
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/27 (5)
(6) 365 243
Puerto Rico Electric Power Auth., Series AAA, 5.25%, 7/1/30 (5)
(6) 1,100 732
Puerto Rico Electric Power Auth., Series CCC, 5.00%,
7/1/27 (5)(6) 50 33
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/27 (5)(6) 105 70
Puerto Rico Electric Power Auth., Series CCC, 5.25%,
7/1/28 (5)(6) 115 77
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/20 (5)
(6) 150 100
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/21 (5)
(6) 525 349
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/24 (5)
(6) 600 399
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/25 (5)
(6) 195 130
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/26 (5)
(6) 240 160
Puerto Rico Electric Power Auth., Series TT, 5.00%, 7/1/27 (5)
(6) 30 20
Puerto Rico Electric Power Auth., Series WW, 5.00%, 7/1/28 (5)
(6) 1,420 944
Puerto Rico Electric Power Auth., Series WW, 5.25%, 7/1/33 (5)
(6) 145 96
Puerto Rico Electric Power Auth., Series WW, 5.50%, 7/1/18 (5)
(6) 125 83
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/27 (5)
(6) 55 37
Puerto Rico Electric Power Auth., Series XX, 5.25%, 7/1/40 (5)
(6) 145 96
Puerto Rico Electric Power Auth., Series XX, 5.75%, 7/1/36 (5)
(6) 115 77
Puerto Rico Electric Power Auth., Series ZZ, 3.70%, 7/1/17 (5)
(6) 35 23

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/17 (5)
(6) 65 43
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/19 (5)
(6) 630 419
Puerto Rico Electric Power Auth., Series ZZ, 5.00%, 7/1/28 (5)
(6) 50 33
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/19 (5)
(6) 550 366
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/23 (5)
(6) 140 93
Puerto Rico Electric Power Auth., Series ZZ, 5.25%, 7/1/24 (5)
(6) 50 33
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.55%,
7/1/40  1,505 1,499
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.75%,
7/1/53  15,203 14,440
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 5.00%,
7/1/58  4,776 4,645
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.329%,
7/1/40  14,085 13,713
Puerto Rico Sales Tax Fin., Restructured, Series A-2, 4.784%,
7/1/58  3,300 3,108
Puerto Rico Sales Tax Fin., Restructured, Series A-2A, 4.55%,
7/1/40  1,500 1,494
Puerto Rico Sales Tax Fin., Restructured, Series B-1, Zero
Coupon, 7/1/46  2,650 883
Puerto Rico Sales Tax Fin., Restructured, Series B-2, 4.329%,
7/1/40  2,500 2,434
Puerto Rico Sales Tax Fin., Restructured, Converted,
Series A-2, 4.329%, 7/1/40  558 543
73,613
TEXAS  0.0%
Harris County Cultural Ed. Fac. Fin., Series C-2, TECP, 2.80%,
12/1/25  650 650
650
VIRGINIA  81.3%
Albemarle County Economic Dev. Auth., Albemarle Project,
Series A, 5.00%, 6/1/43  6,070 6,562
Albemarle County Economic Dev. Auth., Sentara Martha
Jefferson Hosp., Series B, VRDN, 2.85%, 10/1/48  3,335 3,335
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/35  1,365 1,408
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/42  1,000 965

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, 4.00%, 6/1/49  5,600 5,014
Albemarle County Economic Dev. Auth., Westminster-
Canterbury Blue Ridge, Series B, 4.00%, 6/1/54  4,785 4,171
Alexandria, GO, 4.00%, 12/15/41  5,305 5,411
Alexandria, Series A, GO, 2.00%, 12/15/39  5,000 3,843
Alexandria IDA, Episcopal High School, 4.00%, 1/1/26  425 425
Alexandria IDA, Episcopal High School, 4.00%, 1/1/30  265 265
Alexandria IDA, Episcopal High School, 4.00%, 1/1/35  1,500 1,501
Alexandria IDA, Episcopal High School, Series A, GO, 3.00%,
7/15/46  7,285 5,739
Alexandria IDA, Episcopal High School, Series C, 3.00%,
1/1/51  6,285 4,599
Alexandria Redev. & Housing Auth., Columbus St. Block 4,
VRDN, 3.20%, 12/1/54 (Tender 6/1/27) (7) 1,625 1,626
Alexandria, Capital Improvement, Series C, GO, 3.30%, 7/15/36  1,645 1,648
Alexandria, Capital Improvement, Series C, GO, 3.35%, 7/15/37  2,145 2,145
Arlington County, GO, 4.00%, 6/15/36  5,000 5,158
Arlington County, GO, 5.00%, 6/15/39  7,000 7,717
Arlington County IDA, Park Shirlington Apartments, 5.00%,
1/1/26  6,200 6,211
Arlington County IDA, Virginia Hosp. Center, 3.75%, 7/1/50  15,405 12,970
Arlington County IDA, Virginia Hosp. Center, 4.00%, 7/1/45  11,810 11,287
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  665 701
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/35  755 815
Arlington County IDA, Virginia Hosp. Center, Series A, 3.75%,
7/1/50 (2) 10,200 8,873
Arlington County IDA, Virginia Hosp. Center, Series A, VRDN,
5.00%, 7/1/53 (Tender 7/1/31)  3,500 3,790
Capital Region Airport Commission, Series A, 4.00%, 7/1/35  700 702
Cherry Hill CDA, Potomac Shores Project, 5.15%, 3/1/35 (4) 1,320 1,322
Cherry Hill CDA, Potomac Shores Project, 5.40%, 3/1/45 (4) 2,175 2,176
Chesapeake Expressway Toll Road, 4.00%, 7/15/47 (2) 9,500 9,184
Chesapeake Expressway Toll Road, 5.00%, 7/15/44 (2) 4,330 4,662
Chesapeake Expressway Toll Road, Series B, 4.875%, 7/15/40  4,875 5,010
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/39  1,345 1,512
Chesterfield County Economic Dev. Auth., Mobility Projects,
5.00%, 4/1/48  5,000 5,276
Culpeper County Economic Dev. Auth., Culpeper County
School Projects, 5.00%, 6/1/44  5,185 5,570
Fairfax County, Series A, GO, 2.00%, 10/1/40  5,000 3,751
Fairfax County, Series A, GO, 4.00%, 10/1/38  4,245 4,419
Fairfax County Economic Dev. Auth., Green Bond County
Facilities, 4.00%, 10/1/40  1,595 1,631

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/42  10,500 10,647
Fairfax County Economic Dev. Auth., Metrorail Parking System,
5.00%, 4/1/47  3,900 3,942
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/34 (Prerefunded 4/1/26) (8) 55 55
Fairfax County Economic Dev. Auth., Silver Line Phase I
Project, 4.00%, 4/1/35 (Prerefunded 4/1/26) (8) 4,565 4,586
Fairfax County IDA, Inova Health System, 3.50%, 5/15/39  5,400 5,329
Fairfax County IDA, Inova Health System, 4.00%, 5/15/42  8,155 8,074
Fairfax County IDA, Inova Health System, 4.00%, 5/15/44  3,000 2,908
Fairfax County IDA, Inova Health System, 5.00%, 5/15/37  525 579
Fairfax County IDA, Inova Health System, Series A, 4.00%,
5/15/44  9,415 9,192
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/30)  3,200 3,479
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/36  4,105 4,326
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/37  4,310 4,522
Fairfax County Redev. & Housing Auth., Wedgewood Affordable
Housing Acquisition, 5.00%, 10/1/38  3,040 3,201
Fairfax County Sewer, 5.00%, 7/15/44  5,900 5,999
Fairfax County Sewer, Series A, 4.00%, 7/15/51  5,000 4,716
Fairfax County Sewer, Series A, 5.00%, 7/15/46  12,390 13,021
Fairfax County Water Auth., 4.00%, 4/1/54  2,000 1,914
Fairfax County Water Auth., 5.00%, 4/1/44  4,720 4,781
Fairfax County Water Auth., 5.00%, 4/1/45  4,230 4,282
Fairfax County Water Auth., 5.00%, 4/1/46  5,000 5,058
Farmville IDA, Convocation Center Project, 5.375%, 7/1/53
(Tender 7/1/43) (2) 20,040 21,303
Franklin County IDA, 5.00%, 10/15/30  3,500 3,636
Front Royal & Warren County IDA, Valley Health System,
4.00%, 1/1/50  3,440 3,122
Halifax County IDA, Virginia Electric & Power Company Project,
Series A, VRDN, 3.80%, 12/1/41 (Tender 5/28/27)  2,750 2,782
Hampton Roads Sanitation Dist., Series B, 5.00%, 7/1/42  3,850 4,227
Hampton Roads Transportation Accountability Commission,
5.00%, 7/1/48  15,820 16,065
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/52  2,640 2,435
Hampton Roads Transportation Accountability Commission,
Series A, 4.00%, 7/1/57  2,250 2,039
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/42  3,485 3,573

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Hampton Roads Transportation Accountability Commission,
Series A, 5.00%, 7/1/47  1,000 1,047
Hampton Roads Transportation Accountability Commission,
Series A, 5.25%, 7/1/60  11,960 12,396
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.00%, 7/1/50  6,860 7,066
Hampton Roads Transportation Accountability Commission,
Senior Lien, Series A, 5.25%, 7/1/59  5,700 6,058
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/26 (4) 1,505 1,503
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/27 (4) 1,565 1,563
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/31 (4) 625 624
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/40 (4) 4,135 3,782
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 4.00%, 7/1/47 (4) 4,510 3,691
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/38  1,340 1,351
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/48  4,035 3,861
Hanover County Economic Dev. Auth., Covenant Woods,
Retirement Fac., 5.00%, 7/1/51  4,565 4,294
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/35  3,000 3,464
Henrico County Economic Dev. Auth., Bon Secours Mercy
Health System, Series A, 5.00%, 11/1/48  2,000 2,089
Henrico County Economic Dev. Auth., Glenwood Farms Family,
VRDN, 3.20%, 12/1/45 (Tender 12/1/29)  7,000 6,996
Henrico County Economic Dev. Auth., Lifespire of Virginia,
Series C, 5.00%, 12/1/37  4,950 5,038
Henrico County Economic Dev. Auth., Westminster Canterbury,
5.00%, 10/1/37  1,500 1,514
Henrico County Economic Dev. Auth., Westminster Canterbury,
Series A, 5.00%, 10/1/42  1,125 1,165
Henrico County Economic Dev. Auth., Westminster Canterbury,
Ser ies A, 5.00%, 10/1/47  1,850 1,875
Henrico County, Public Improvement, GO, 3.40%, 8/1/37  4,465 4,471
Isle Wight County IDA, Riverside Health System, 5.25%,
7/1/53 (2) 5,105 5,323
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 4.00%, 12/1/50  1,910 1,491
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.75%, 12/1/53  855 922

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
James City County Economic Dev. Auth., Williamsburg Landing,
Series A, 6.875%, 12/1/58  2,700 2,921
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/41  3,080 2,709
James City County Economic Dev. Auth., Windsormeade,
4.00%, 6/1/47  6,700 5,329
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/31  1,550 1,553
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/42  380 354
Lexington IDA, Kendal at Lexington, 4.00%, 1/1/48  3,120 2,684
Lexington IDA, Washington & Lee Univ., 5.00%, 1/1/43  2,240 2,291
Loudoun County, Series A, GO, 1.75%, 12/1/35  7,545 6,163
Loudoun County, Series A, GO, 4.00%, 12/1/36  1,000 1,050
Loudoun County, Series A, GO, 4.00%, 12/1/39  5,010 5,164
Loudoun County, Series A, GO, 5.00%, 12/1/42  8,980 9,706
Loudoun County Economic Dev. Auth., Series A, 3.00%,
12/1/35  1,000 959
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/39  2,125 2,175
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/40  2,040 2,091
Loudoun County Economic Dev. Auth., Series A, 4.00%,
12/1/42  1,640 1,641
Loudoun County Economic Dev. Auth., Series A, 4.00%,
10/1/52  8,745 8,182
Loudoun County Economic Dev. Auth., Howard Hughes
Medical, Zero Coupon, 7/1/49  20,600 6,539
Loudoun County Sanitation Auth., Water & Sewer System,
2.00%, 1/1/40  1,565 1,181
Loudoun County Sanitation Auth., Water & Sewer System,
3.00%, 1/1/42  4,140 3,660
Louisa IDA, Virginia Electric & Power Project, Series B, VRDN,
PCR, 3.125%, 11/1/35 (Tender 10/1/30)  2,750 2,758
Louisa IDA, Virginia Electric & Power Project, Series C, VRDN,
PCR, 3.80%, 11/1/35 (Tender 5/28/27)  4,250 4,297
Lynchburg Economic Dev. Auth., Central Health, 3.00%, 1/1/51  3,750 2,634
Lynchburg Economic Dev. Auth., Central Health, 3.00%,
1/1/51 (9) 1,000 719
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/41  1,000 981
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/47 (9) 2,200 2,033
Lynchburg Economic Dev. Auth., Central Health, 4.00%, 1/1/55  7,770 6,649
Lynchburg Economic Dev. Auth., Central Health, 4.00%,
1/1/55 (9) 1,835 1,609
Lynchburg Economic Dev. Auth., Central Health, Series A,
4.00%, 1/1/47  5,030 4,534

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Lynchburg Economic Dev. Auth., Central Health, Series B,
VRDN, 2.85%, 1/1/47  2,840 2,840
Madison County IDA, Woodberry Forest School, 3.00%,
10/1/50  10,000 7,479
Manassas, GO, 2.00%, 1/1/38  1,490 1,207
Manassas, GO, 2.00%, 1/1/40  1,700 1,283
Mosaic Dist. CDA, Series A, 4.00%, 3/1/29  1,905 1,976
Mosaic Dist. CDA, Series A, 4.00%, 3/1/34  1,730 1,785
Mosaic Dist. CDA, Series A, 4.00%, 3/1/35  2,000 2,055
Newport News, Series A, GO, 3.00%, 2/1/39  1,750 1,615
Newport News, Series A, GO, 3.00%, 2/1/40  1,840 1,664
Newport News Economic Dev. Auth., Lifespire, 5.00%, 12/1/38  7,465 7,470
Norfolk, Series A, GO, 5.00%, 10/1/41 (Prerefunded
10/1/26) (8) 1,050 1,071
Norfolk, Series A, GO, 5.00%, 9/1/43  2,150 2,286
Norfolk, Series A, GO, 5.00%, 9/1/44  2,350 2,486
Norfolk, Series A, GO, 5.00%, 10/1/46 (Prerefunded
10/1/26) (8) 2,300 2,346
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
4.00%, 11/1/48  4,850 4,472
Norfolk Economic Dev. Auth., Sentara Healthcare, Series B,
VRDN, 5.00%, 11/1/48 (Tender 11/1/28)  2,600 2,746
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/35  2,865 2,867
Norfolk Redev. & Housing Auth., Fort Norfolk Retirement
Community, 5.375%, 1/1/46  480 473
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/26  690 690
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/31  2,505 2,522
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/37  4,190 4,200
Prince William County IDA, Westminster At Lake Ridge, 5.00%,
1/1/46  5,050 4,659
Prince William County Service Auth., 5.00%, 7/15/42  500 553
Prince William County Service Auth., 5.00%, 7/15/43  500 547
Prince William County Service Auth., 5.00%, 7/15/44  750 814
Prince William County Service Auth., 5.00%, 7/15/45  750 811
Richmond, Series A, GO, 2.00%, 7/15/36  300 250
Richmond, Series A, GO, 4.00%, 9/1/42  2,685 2,720
Richmond, Series C, GO, 3.50%, 3/1/49  6,080 5,273
Richmond Economic Dev. Auth., Diamond Dist. Project, 5.00%,
6/1/56  1,185 1,241
Richmond Public Utility Revenue, Series A, 3.00%, 1/15/45  1,630 1,314
Richmond Public Utility Revenue, Series C, 4.00%, 1/15/45  1,000 963

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Richmond Public Utility Revenue, Series C, 4.25%, 1/15/53  1,500 1,457
Roanoke Economic Dev. Auth., Carilion Clinic, VRDN, 2.85%,
7/1/52  6,450 6,450
Roanoke Economic Dev. Auth., Carilion Clinic, Series A, 5.00%,
7/1/47  7,905 8,669
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 2.625%, 11/1/50  800 535
Rockingham County Economic Dev. Auth., Sentara RHM
Medical Center, Series A, 3.00%, 11/1/46  13,295 10,581
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 4.00%, 12/1/31  725 729
Rockingham County Economic Dev. Auth., Sunnyside
Presbyterian Home, Series A, 5.00%, 12/1/39  2,000 2,063
Spotsylvania County Water & Sewer System Revenue, 4.50%,
12/1/44  4,105 4,180
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/43  1,975 2,117
Spotsylvania County Water & Sewer System Revenue, 5.00%,
12/1/48  2,040 2,151
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/30  2,710 2,739
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/35  670 676
Stafford County Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/36  350 353
Suffolk Economic Dev. Auth., United Church Homes, 5.00%,
9/1/31  4,000 4,004
Tobacco Settlement Fin., Series B-1, 5.00%, 6/1/47  10,000 8,288
Univ. of Virginia, Series A, 5.00%, 4/1/38  3,075 3,165
Univ. of Virginia, Series A, 5.00%, 4/1/39  2,600 2,670
Univ. of Virginia, Series A-2, 3.57%, 4/1/45  7,000 6,249
Univ. of Virginia, Series B, 5.00%, 4/1/44  1,750 1,780
Univ. of Virginia, Series B, 5.00%, 4/1/46  5,000 5,075
Upper Occoquan Sewage Auth., 4.00%, 7/1/41  1,600 1,627
Upper Occoquan Sewage Auth., 4.00%, 7/1/42  2,380 2,393
Upper Occoquan Sewage Auth., 4.00%, 7/1/43  2,000 1,993
Virginia, Series A, GO, 4.00%, 6/1/43  4,115 4,155
Virginia, Series A, GO, 4.00%, 6/1/44  1,000 1,003
Virginia, Series A, GO, 5.00%, 6/1/38  5,345 5,938
Virginia College Building Auth., 5.00%, 3/1/49  6,150 6,525
Virginia College Building Auth., 5.00%, 3/1/54  13,400 14,165
Virginia College Building Auth., Series A, 2.125%, 9/1/28  5,885 5,735
Virginia College Building Auth., Series A, 2.125%, 9/1/29  6,005 5,790
Virginia College Building Auth., Series A, 3.00%, 2/1/39  4,000 3,681
Virginia College Building Auth., Series A, 4.00%, 9/1/35  5,105 5,182

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia College Building Auth., Series B, 4.00%, 2/1/28  2,450 2,454
Virginia College Building Auth., Series D, 3.15%, 2/1/28  4,400 4,401
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/38  1,165 1,189
Virginia College Building Auth., 21st Century College &
Equipment Programs, 4.00%, 2/1/43  3,000 2,975
Virginia College Building Auth., 21st Century College &
Equipment Programs, 5.00%, 2/1/40  1,250 1,379
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/43  12,000 11,886
Virginia College Building Auth., 21st Century College &
Equipment Programs, Series A, 4.00%, 2/1/44  3,540 3,471
Virginia College Building Auth., Washington & Lee Univ., 5.25%,
1/1/31 (10) 7,965 8,625
Virginia College Building Auth., Washington & Lee Univ., 5.75%,
1/1/34  10,120 12,206
Virginia Commonwealth Transportation Board, Series A, 4.00%,
5/15/34  1,000 1,018
Virginia Commonwealth Transportation Board, Series A, 5.00%,
5/15/33  1,250 1,305
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/29  6,000 6,014
Virginia Commonwealth Transportation Board, Capital Projects,
3.00%, 5/15/37  4,000 3,780
Virginia Commonwealth Univ. Health System Auth., Series A,
5.00%, 7/1/34  5,000 5,158
Virginia HDA, Series A, 4.45%, 9/1/45  3,000 2,982
Virginia HDA, Series A, 4.60%, 9/1/49  2,000 1,993
Virginia HDA, Series A, 4.60%, 9/1/50  3,750 3,690
Virginia HDA, Series B, 2.40%, 3/1/45  2,490 1,788
Virginia HDA, Series B, 3.05%, 5/1/39  495 448
Virginia HDA, Series C, 4.65%, 12/1/44  750 766
Virginia HDA, Series C, 4.70%, 7/1/43  2,785 2,836
Virginia HDA, Series C, 4.80%, 12/1/49  1,000 1,007
Virginia HDA, Series C, 4.85%, 12/1/54  2,500 2,521
Virginia HDA, Series C, 4.90%, 12/1/59  2,730 2,746
Virginia HDA, Series D, 4.50%, 8/1/43  2,760 2,806
Virginia HDA, Series E, 2.80%, 7/1/55  1,500 1,001
Virginia HDA, Series E, 3.00%, 10/1/29  550 550
Virginia HDA, Series E, 4.35%, 10/1/54  3,270 3,143
Virginia HDA, Series E, 4.45%, 10/1/59  1,800 1,753
Virginia HDA, Series E, 4.50%, 10/1/40  790 805
Virginia HDA, Series E, 4.60%, 7/1/45  2,000 1,993
Virginia HDA, Series E, 4.85%, 10/1/45  4,505 4,550
Virginia HDA, Series E, 5.25%, 10/1/63  5,000 5,170

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia HDA, Series E-1, 4.35%, 10/1/44  1,000 985
Virginia HDA, Series E-2, 4.40%, 10/1/44  1,605 1,605
Virginia HDA, Series E-2, 4.55%, 10/1/49  3,500 3,446
Virginia HDA, Series E-5, 4.625%, 7/1/50  2,500 2,461
Virginia HDA, Series E-5, 4.65%, 7/1/55  3,225 3,198
Virginia HDA, Series F, 4.75%, 11/1/38  1,185 1,239
Virginia HDA, Series F, 5.35%, 11/1/58  5,905 6,188
Virginia HDA, Series F, 5.40%, 11/1/63  3,000 3,147
Virginia HDA, Series F-1, 4.65%, 7/1/40  2,000 2,082
Virginia HDA, Series F-1, 4.95%, 7/1/45  1,100 1,128
Virginia HDA, Series F-2, 4.70%, 7/1/40  2,375 2,486
Virginia HDA, Series F-3, 4.60%, 7/1/40  1,500 1,559
Virginia HDA, Series F-3, 4.95%, 7/1/45  750 771
Virginia HDA, Series G, 4.90%, 11/1/42  750 781
Virginia HDA, Series G, 5.05%, 11/1/47  1,565 1,606
Virginia HDA, Series G, 5.25%, 11/1/57  4,985 5,168
Virginia HDA, Series G, 5.375%, 11/1/64  4,535 4,726
Virginia HDA, Series I, 2.45%, 11/1/45  1,000 714
Virginia HDA, Series I, 2.55%, 11/1/50  4,680 3,108
Virginia HDA, Series K, 2.55%, 12/1/46  4,835 3,429
Virginia HDA, Commonwealth Mortgage Bonds, Series D,
4.50%, 7/1/45  3,000 2,989
Virginia HDA, Rental Housing, Series B, 3.25%, 3/1/52  2,000 1,584
Virginia HDA, Rental Housing, Series D, 3.90%, 10/1/48  7,010 6,456
Virginia HDA, Rental Housing, Series F, 5.35%, 10/1/43  6,635 6,638
Virginia Port Auth. Commonwealth Port Fund, Series A, 5.25%,
7/1/48  15,640 16,765
Virginia Public Building Auth., Series 2019A, 4.00%, 8/1/39
(Prerefunded 8/1/29) (8) 10 10
Virginia Public Building Auth., Series A, 5.00%, 8/1/39  1,360 1,551
Virginia Public Building Auth., Series A, 5.00%, 8/1/45  7,000 7,534
Virginia Public Building Auth., Series B, 4.00%, 8/1/35 (1) 5,255 5,345
Virginia Public Building Auth., Series B, 4.00%, 8/1/36 (1) 5,770 5,842
Virginia Public Building Auth., Series C, 5.00%, 8/1/31 (1) 1,000 1,012
Virginia Public Building Auth., Unrefunded Balance, Series A,
4.00%, 8/1/40  1,530 1,541
Virginia Resources Auth., Series A, 5.00%, 11/1/54  3,700 3,906
Virginia Resources Auth., Series B, 5.00%, 11/1/38  500 551
Virginia Resources Auth., Series B, 5.00%, 11/1/43  1,365 1,491
Virginia Resources Auth., Series B, 5.00%, 11/1/44  1,425 1,538
Virginia Resources Auth., Series C, 4.00%, 11/1/37  570 573
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/40  2,480 2,482
Virginia Resources Auth., Unrefunded Balance, 5.00%, 11/1/45  4,640 4,641

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Resources Auth., Unrefunded Balance, Series B,
5.00%, 11/1/31  50 50
Virginia Small Business Fin. Auth., 4.00%, 7/1/31 (1) 6,550 6,710
Virginia Small Business Fin. Auth., 4.00%, 1/1/38 (1) 13,940 13,826
Virginia Small Business Fin. Auth., 4.00%, 1/1/39 (1) 4,400 4,331
Virginia Small Business Fin. Auth., 4.00%, 1/1/41 (1) 1,360 1,289
Virginia Small Business Fin. Auth., 4.00%, 1/1/48 (1) 14,745 13,034
Virginia Small Business Fin. Auth., 4.00%, 12/1/51  2,795 2,359
Virginia Small Business Fin. Auth., 5.00%, 12/31/41 (1) 3,470 3,579
Virginia Small Business Fin. Auth., Bon Secours Mercy Health
System, 5.00%, 10/1/42  1,220 1,295
Virginia Small Business Fin. Auth., Carilion Clinic, Series A,
VRDN, 2.90%, 7/1/42  4,260 4,260
Virginia Small Business Fin. Auth., Carilion Clinic, Series B,
VRDN, 2.85%, 7/1/42  5,610 5,610
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 7/1/35 (1) 7,900 7,974
Virginia Small Business Fin. Auth., Elizabeth River Crossing,
4.00%, 1/1/40 (1) 1,515 1,469
Virginia Small Business Fin. Auth., I-495 HOT Lanes Project,
5.00%, 12/31/47 (1) 2,175 2,186
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/34 (1) 1,280 1,375
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/35 (1) 5,180 5,552
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
1/1/36 (1) 2,900 3,089
Virginia Small Business Fin. Auth., I-95 Express Lanes, 5.00%,
7/1/37 (1) 2,040 2,152
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 4.50%, 12/1/44  6,710 6,471
Virginia Small Business Fin. Auth., Lifespire of Virginia,
Series A, 5.50%, 12/1/54  5,350 5,482
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/39  1,000 1,105
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/41  2,345 2,540
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/42  2,135 2,286
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/43  1,600 1,695
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/44  2,500 2,626
Virginia Small Business Fin. Auth., Mary Washington
Healthcare, Series A-1, 5.00%, 6/15/45  2,720 2,836

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 3.375%, 1/1/51  2,315 1,780
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/36  2,270 2,294
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/37  1,650 1,659
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 4.00%, 1/1/51  7,525 6,503
Virginia Small Business Fin. Auth., National Senior Campuses,
Series A, 5.00%, 1/1/32  500 526
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
7/1/36 (1) 1,685 1,789
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
6/30/42 (1) 2,375 2,431
Virginia Small Business Fin. Auth., Senior Lien, 5.00%,
12/31/52 (1) 8,500 8,529
Virginia Small Business Fin. Auth., Sentara Healthcare, 4.00%,
11/1/38  4,000 4,031
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/47 (1) 7,460 7,296
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/49 (1) 5,250 5,121
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/52 (1) 4,580 4,446
Virginia Small Business Fin. Auth., Transform 66 P3 Project,
5.00%, 12/31/56 (1) 20,700 19,903
West Falls CDA, Series A, 5.375%, 9/1/52 (4) 7,470 7,624
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.125%, 7/1/58 (2) 3,555 3,356
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 4.375%, 7/1/63 (2) 4,140 4,015
Williamsburg Economic Dev. Auth., William and Mary Project,
Series A, 5.25%, 7/1/53 (2) 3,560 3,776
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/30  250 250
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/34  2,250 2,253
Winchester Economic Dev. Auth., Valley Health System, 5.00%,
1/1/35  2,250 2,253

T. ROWE PRICE Virginia Tax-Free Bond Fund

Par $ Value
(Amounts in 000s)
Winchester Economic Dev. Auth., Valley Health System,
Series A, 5.00%, 1/1/43  500 533
1,118,367
Total Investments in Securities  98.8%
(Cost $1,369,285) $ 1,358,586
Other Assets Less Liabilities 1.2% 16,451
Net Assets 100.0% $ 1,375,037
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Insured by Assured Guaranty Incorporated
(3) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(4) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $24,919 and represents 1.8% of net assets.
(5) Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(6) Non-income producing
(7) When-issued security
(8) Prerefunded date is used in determining portfolio maturity.
(9) Insured by Build America Mutual Assurance Company
(10) Insured by National Public Finance Guarantee Corporation
CDA Community Development Administration/Authority
GO General Obligation
HDA Housing Development Authority
IDA Industrial Development Authority/Agency
PCR Pollution Control Revenue
TECP Tax-Exempt Commercial Paper
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Virginia Tax-Free Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Virginia Tax-Free Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price State Tax-Free Funds , Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Virginia Tax-Free
Bond Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Virginia Tax-Free Bond Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE Virginia Tax-Free Bond Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   On November 30, 2025 , all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F48-054Q3 11/25